CONCENTRATION OF CREDIT RISK - Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Net Revenues	¥ 6,866,262	$ 1,077,466	¥ 5,739,989	¥ 3,099,698
Customer A | Revenues
Concentration Risk [Line Items]
Net Revenues	951,328		2,214,262	1,564,436
Customer B | Revenues
Concentration Risk [Line Items]
Net Revenues	¥ 1,387,685		¥ 794,685	¥ 403,287